RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2016	Aug. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 4 – RELATED PARTY TRANSACTIONS

On December 15, 2015, the Company engaged Front Runner, Ltd., a related party, which specializes in online platforms and mobile applications to complete the back-end and reporting aspects of the SaaS software. This is technology needed to finalize the software and we expect the process to be complete within twelve months. The Company will pay Front Runner, Ltd. total project fees of $120,000.  An initial non-refundable deposit of $10,000 was due to be paid upon execution of the agreement and was included in accounts payable and accrued liabilities – related party as of February 29, 2016, $10,000 to be paid upon the execution of each of the ten milestones, with the remaining $10,000 balance to be paid upon final sign-off. The Company will be required to raise additional sources of capital to meet its contractual commitments under the agreement.

As of August 31, 2015, Perry Systems, Inc. (owned by Bess Lipschutz) had advanced the Company $3,389 to fund operations, to be repaid in full on June 1, 2017. No interest will accrue until after the maturity date, at which time any unpaid principal balance will bear an annual interest rate of 4%.

During the nine months ended May 31, 2016, Bess Lipschutz and Shlomit Frommer advanced the Company an additional $98,000 to fund operations. The Company then executed promissory notes for the total $101,389 of advances, of which $3,389 is to be repaid in full on June 1, 2017, $34,900 is to be repaid in full on February 1, 2018, and $63,100 is to be repaid in full on April 1, 2018. No interest will accrue on any of the notes until after the respective maturity dates, at which time any unpaid principal balance will bear an annual interest rate of 3.5% to 4%.

NOTE 4 – RELATED PARTY TRANSACTIONS

In 2014, Perry Systems, Inc. (owned by Bess Lipschutz) advanced the Company $589 to fund operations, to be repaid in full on June 1, 2017. Unpaid principal after the due date accrues interest at a rate of 4% per annum.

In 2015, Perry Systems, Inc. (owned by Bess Lipschutz) advanced the Company $2,800 to fund operations, to be repaid in full on June 1, 2017. Unpaid principal after the due date accrues interest at a rate of 4% per annum.